LIR CASH RESERVES FUND                                             ANNUAL REPORT

                                                                   June 15, 2000

Dear Shareholder,
We are pleased to present you with the first annual report for LIR Cash Reserves Fund (the "Fund") for the fiscal period from commencement of operations on February 14, 2000 through April 30, 2000.

MARKET REVIEW

The fiscal period was a difficult time for the fixed income market. Rapid economic growth caused the Federal Reserve (the "Fed") to increase short-term interest rates, and as a result, yields on fixed income securities rose. The effect of higher rates caused much turmoil in almost every sector of the bond market. Investment flows out of bond funds into equity funds, particularly technology funds, remained problematic for the bond market. Finally, the market was impacted by the U.S. Treasury's announcement of a $30 billion buyback of long-term debt for calendar year 2000. Short-term yields (as measured by the 90-day U.S. Treasury bill) rose from about 5.3% to about 5.8% during the fiscal period, creating more difficult conditions for money market funds. Because of their emphasis on safety, however, money market funds fared better than the broad bond market.

PERFORMANCE AND PORTFOLIO REVIEW

Yield and Characteristics                                               4/30/00
--------------------------------------------------------------------------------
Current Seven-Day Average Yield(1)                                        5.75%
Effective Seven-Day Average Yield(1)                                      5.91%
Weighted Average Maturity                                               33 days
Net Assets ($mm)                                                         $270.4
--------------------------------------------------------------------------------
(1) Yields will fluctuate.

Sector Allocation(2)                                                    4/30/00
--------------------------------------------------------------------------------
Commercial Paper                                                          85.4%
Certificates of Deposit                                                    8.1
Money Market Funds                                                         3.3
U.S. Gov't Agency                                                          3.3
Liabilities in excess of other assets                                     -0.1
--------------------------------------------------------------------------------
Total                                                                    100.0


2 Weightings represent percentages of net assets. The Fund's portfolio is actively managed and its composition will vary over time.

LIR CASH RESERVES FUND

Investment Goal:
Provide as high a level of
current interest income
as is consistent with
maintaining liquidity and
principal stability

Portfolio Manager:
Susan P.Ryan
Mitchell Hutchins Asset
Management Inc.

Commencement:
February 14,2000

Dividend Payments:
Monthly

ANNUAL REPORT                                             LIR CASH RESERVES FUND

HIGHLIGHTS

     We expected interest rates to rise during the fiscal period, and therefore kept the Fund's weighted-average maturity at or below its peer group average. For the Funds startup, we positioned the Fund with fairly high weightings in U.S. government and agency obligations to emphasize liquidity and stability; we moved away from those investments to emphasize commercial paper. The Fund is structured to balance its goals of principal stability and current income. Throughout the fiscal period, we maintained the Fund's focus on first-tier credit-quality instruments.

OUTLOOK

     We expect an active Fed and rising rates across the yield curve in the first half of 2000. We look for moderating economic growth in the second half of the year, and believe interest rates will stabilize in response to current growth and the absence of real inflationary pressure. As always, we intend to maintain the Fund's emphasis on liquidity, high credit quality and portfolio diversity.

LIR CASH RESERVES FUND                                            ANNUAL REPORT

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on a fund in the PaineWebber Family of Funds, please contact your Financial Advisor.

Sincerely,

/s/ Margo Alexander                     /s/ Brain M. Storms

MARGO ALEXANDER                         BRIAN M. STORMS
Chairman and Chief Executive Officer    President and Chief Operating Officer
Mitchell Hutchins Asset Management Inc. Mitchell Hutchins Asset Management Inc.

/s/ Dennis L. McCauley                  /s/ Susan P. Ryan

DENNIS L. MCCAULEY                      SUSAN P. RYAN
Managing Director and Chief             Senior Vice President
 Investment Officer--Fixed Income       Mitchell Hutchins Asset Management Inc.
Mitchell Hutchins Asset                 Portfolio Manager, LIR Cash Reserve Fund
 Management Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal period ended April 30, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, changes and expenses, and should be read carefully before investing.

LIR Cash Reserves Fund
Statement of Net Assets                                           April 30, 2000

 Principal
   Amount                              Maturity Interest
   (000)                                Dates    Rates      Value
 ----------                            -------- -------- ------------

 U.S. Government Agency
 Obligations@ -- 3.33%
 $    9,000 Federal Farm Credit Bank
             Discount Notes (cost --
              $9,000,000)..............05/01/00  5.880%  $  9,000,000
                                                         ------------
 Certificates of Deposit -- 8.13%
 Yankee -- 8.13%
      5,000 Bank of Nova Scotia....... 05/01/00  6.043*     4,997,560
      7,000 Bank of Scotland New
             York....................  02/28/01  6.770      6,997,796
      5,000 Societe Generale North
             America, Inc. ..........  04/10/01  6.800      4,998,436
      5,000 Svenska Handelsbanken
             Inc. ...................  03/07/01  6.620      4,994,657
                                                         ------------
 Total Certificates of Deposit
  (cost -- $21,988,449)...............                     21,988,449
                                                         ------------
 Commercial Paper@ -- 85.35%
 Asset Backed - Miscellaneous --
  12.68%
     10,000 Asset Securitization
             Cooperative Corp. ......  05/17/00  5.900      9,973,778
     10,000 Quincy Capital Corp......  05/08/00  6.030      9,988,275
      4,325 Triple A One Funding
             Corp. ..................  05/02/00  6.040      4,324,274
      5,000 Variable Funding Capital
             Corp. ..................  05/10/00  6.040      4,992,450
      5,000 Variable Funding Capital
             Corp. ..................  05/08/00  6.126*     5,000,000
                                                         ------------
                                                           34,278,777
                                                         ------------
 Auto & Truck -- 7.37%
     10,000 BMW US Capital Inc. .....  05/17/00  6.020      9,973,245
     10,000 Ford Motor Credit Corp...  05/18/00  6.010      9,971,619
                                                         ------------
                                                           19,944,864
                                                         ------------
 Banking - Domestic -- 8.30%
     10,000 Fortis Funding LLC.......  05/18/00  6.020      9,971,572
      2,500 Morgan (J.P.) & Co.
             Inc. ...................  05/16/00  6.120*     2,500,000
     10,000 Santander Finance
             (Delaware) Inc. ........  05/15/00  6.020      9,976,589
                                                         ------------
                                                           22,448,161
                                                         ------------
 Banking - Foreign -- 7.38%
      5,000 Bank Scotland Treasury
             Services PLC............  05/08/00  6.113*     5,000,000
      5,000 Banque et Caisse
             d'Epargne de L'Etat.....  05/11/00  6.020      4,991,639
     10,000 Nationwide Building
             Society.................  05/18/00  5.900      9,972,139
                                                         ------------
                                                           19,963,778
                                                         ------------
 Broker - Dealer -- 3.70%
     10,000 Merrill Lynch & Co.,
             Inc.....................  05/01/00  6.093*     9,999,163
                                                         ------------
 Consumer Products -- 3.68%
     10,000 Procter & Gamble Co......  05/22/00  6.040      9,964,767
                                                         ------------
 Drugs, Health Care -- 7.38%
     10,000 Bayer Corp. .............  05/09/00  6.010      9,986,644
     10,000 Pfizer Inc...............  05/17/00  6.010      9,973,289
                                                         ------------
                                                           19,959,933
                                                         ------------

LIR Cash Reserves Fund

 Principal
   Amount                                       Maturity Interest
   (000)                                         Dates    Rates      Value
 ----------                                     -------- -------- ------------

 Commercial Paper@ -- (concluded)
 Energy -- 3.70%
 $   10,000 Exxon Imperial U.S. Inc. .........  05/04/00  6.000%  $  9,995,000
                                                                  ------------
 Finance - Conduit -- 3.84%
     10,391 MetLife Funding Inc. .............  05/08/00  6.000     10,378,877
                                                                  ------------
 Finance - Independent -- 3.69%
     10,000 National Rural Utilities
             Cooperative Finance Corp. .......  05/12/00  6.010      9,981,636
                                                                  ------------
 Finance - Retail -- 3.69%
     10,000 American Express Credit Co. ......  05/15/00  6.000      9,976,667
                                                                  ------------
 Food & Beverage -- 3.69%
     10,000 Diageo Capital PLC................  05/17/00  6.000      9,973,333
                                                                  ------------
 Insurance -- 3.70%
     10,000 Prudential Funding Corp. .........  05/02/00  6.010      9,998,331
                                                                  ------------
 Metals & Mining -- 3.69%
     10,000 Rio Tinto America Inc. ...........  05/10/00  6.000      9,985,000
                                                                  ------------
 Printing & Publishing -- 3.69%
     10,000 Reed Elsevier (USA) Inc. .........  05/16/00  6.000      9,975,000
                                                                  ------------
 Telecommunications -- 3.69%
     10,000 SBC Communications Inc. ..........  05/17/00  6.000      9,973,333
                                                                  ------------
 Utility - Electric -- 1.48%
      4,000 Southern California Edison Co. ...  05/11/00  6.000      3,993,333
                                                                  ------------
 Total Commercial Paper (cost -- $230,789,953).                    230,789,953
                                                                  ------------
   Number
 of Shares
 ----------
 Money Market Funds -- 3.27%
  8,811,322 AIM Liquid Assets Money Market
             Portfolio........................                       8,811,322
     38,703 AIM Prime Money Market Portfolio..                          38,703
                                                                  ------------
 Total Money Market Funds (cost -- $8,850,025).                      8,850,025
                                                                  ------------
 Total Investments (cost -- $270,628,427 which
  approximates cost for federal
  income tax purposes) -- 100.08%..............                    270,628,427
 Liabilities in excess of other assets --
   (0.08)%.....................................                       (222,483)
                                                                  ------------
 Net Assets (applicable to 270,406,101 shares
  of beneficial interest outstanding equivalent
  to
  $1.00 per share) -- 100.00%..................                   $270,405,944
                                                                  ============

---------

* Variable rate securities -- maturity date reflects earlier of reset date or stated maturity date. The interest rates shown are the current rates as of April 30, 2000 and reset periodically.
@ Interest rates shown are the discount rates at date of purchase.

                      Weighted average maturity -- 33 days

                 See accompanying notes to financial statements

LIR Cash Reserves Fund
Statement of Operations

                                                              For the Period
                                                             February 14, 2000+
                                                                     to
                                                               April 30, 2000
                                                             ------------------
Investment income:
Interest....................................................         $3,500,782
                                                                     ----------
Expenses:
Investment advisory and administration......................            191,184
Transfer agency and related services fees...................             47,586
Federal and state registration fees.........................             28,752
Legal and audit.............................................             12,667
Insurance...................................................              8,470
Custody and accounting......................................              5,793
Offering costs..............................................              5,775
Reports and notices to shareholders.........................              3,696
Trustees' fees..............................................              2,625
Other expenses..............................................              3,843
                                                                     ----------
                                                                        310,391
Less: Fee waivers and expense reimbursements from adviser...            (38,205)
                                                                     ----------
Net expenses................................................            272,186
                                                                     ----------
Net investment income.......................................          3,228,596
Net realized losses from investment transactions............               (157)
                                                                     ----------
Net increase in net assets resulting from operations........         $3,228,439
                                                                     ==========

---------

+ Commencement of operations.


                 See accompanying notes to financial statements

LIR Cash Reserves Fund
Statement of Changes in Net Assets

                                                              For the Period
                                                            February 14, 2000+
                                                                    to
                                                              April 30, 2000
                                                            ------------------
From operations:
Net investment income......................................       $  3,228,596
Net realized losses from investment transactions...........               (157)
                                                                  ------------
Net increase in net assets resulting from operations.......          3,228,439
                                                                  ------------
Dividends to shareholders from:
Net investment income......................................         (3,228,596)
                                                                  ------------
Net increase in net assets from beneficial interest
 transactions..............................................        270,406,101
                                                                  ------------
Net increase in net assets.................................        270,405,944
Net assets:
Beginning of period........................................            --
                                                                  ------------
End of period..............................................       $270,405,944
                                                                  ============

---------

+ Commencement of operations.


                 See accompanying notes to financial statements

Notes to Financial Statements
Organization and Significant Accounting Policies
 LIR Cash Reserves Fund (the "Fund") is registered with the Securities and Ex-change Commission under the Investment Company Act of 1940, as amended, as a diversified series of Mitchell Hutchins LIR Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with five funds: the Fund, Mitchell Hutchins LIR Select Money Fund ("LIR Select Money Fund"), LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and LIR Liquid Assets Fund. The financial statements for the LIR Select Money Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and LIR Liquid Assets Fund are not included herein. Prior to commencement of operations, February 14, 2000, the Fund had no activity.
 The preparation of financial statements in accordance with accounting princi-ples generally accepted in the United States requires Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:
 Valuation and Accounting for Investments and Investment Income--Investments are valued at amortized cost which approximates market value. Investment trans-actions are recorded on the trade date. Realized gains and losses from invest-ment transactions are calculated using the identified cost method. Interest in-come is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of invest-ments.
 Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including ac-crued interest, is at least equal to the repurchase price. In the event that a counterparty defaults on its obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obli-gation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collat-eral may be subject to legal proceedings.
 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differ-ences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
Concentration of Risk
 The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.
Investment Adviser and Administrator
 The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") under which Mitchell Hutchins Asset Management Inc ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorpo-rated ("PaineWebber"), serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives com-pensation from the Fund, computed daily and paid monthly, at an annual rate of 0.33% of the Fund's average daily net assets. At April 30, 2000, the Fund owed Mitchell Hutchins $55,187 in management fees.

Notes to Financial Statements
 For the period February 14, 2000 (commencement of operations) through the end of the Fund's first three fiscal years, Mitchell Hutchins has contractually un-dertaken to waive 0.04% of its advisory and administration fees and reimburse a portion of expenses to maintain the Fund's ordinary total annual operating ex-penses at a level not exceeding 0.47% of the Fund's average daily net assets.
 For the period February 14, 2000 (commencement of operations) to April 30, 2000, Mitchell Hutchins waived or reimbursed $38,205 in investment advisory and administration fees and other expenses.
Other Liabilities
 At April 30, 2000, dividends payable were $531,786.
Federal Tax Status
 The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated in-vestment companies. Accordingly, no provision for federal income taxes is re-quired. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.
Money Market Fund Bond
 The Fund obtained an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or in-solvency of the issuer or credit enhancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a de-ductible of 10 basis points (0.10%) of the total assets of the Fund for First Tier Securities and 50 basis points (0.50%) of the total assets of the Fund for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the bond, the Fund would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the secu-rity. While the policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
 For the period February 14, 2000 (commencement of operations) to April 30, 2000, the Fund did not use this insurance bond.
Shares of Beneficial Interest
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                               For the Period
                                                             February 14, 2000*
                                                                     to
                                                               April 30, 2000
                                                             ------------------
Shares sold.................................................      1,029,077,392
Shares repurchased..........................................       (761,372,899)
Dividends reinvested........................................          2,701,608
                                                                  -------------
Net increase in shares outstanding..........................        270,406,101
                                                                  =============

---------

* Commencement of operations.

LIR Cash Reserves Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the pe-riod is presented below:

                                                             For the Period
                                                           February 14, 2000+
                                                                   to
                                                             April 30, 2000
                                                           ------------------
Net asset value, beginning of period......................           $  1.000
                                                                     --------
Net investment income.....................................              0.012
Dividends from net investment income......................             (0.012)
                                                                     --------
Net asset value, end of period............................           $  1.000
                                                                     ========
Total investment return(1)................................               1.18%
                                                                     ========
Ratios/Supplemental Data:
Net assets, end of period (000's).........................           $270,406
Expenses to average net assets net of
 waivers/reimbursements from adviser......................               0.47%*
Expenses to average net assets before
 waivers/reimbursements from adviser......................               0.53%*
Net investment income to average net assets net of
 waivers/reimbursements from adviser......................               5.57%*
Net investment income to average net assets before
 waivers/reimbursements from adviser......................               5.51%*

---------

+ Commencement of operations.
* Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized.

LIR Cash Reserves Fund
Report of Independent Auditors

The Board of Trustees and Shareholders of
LIR Cash Reserves Fund

 We have audited the accompanying statement of net assets of LIR Cash Reserves Fund as of April 30, 2000, and the related statement of operations, the state-ment of changes in net assets and the financial highlights for the period from February 14, 2000 (commencement of operations) to April 30, 2000. These finan-cial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
 We conducted our audit in accordance with auditing standards generally ac-cepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included con-firmation of securities owned at April 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting princi-ples used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit pro-vides a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of LIR Cash Reserves Fund at April 30, 2000, the results of its opera-tions, the changes in its net assets and the financial highlights for the pe-riod from February 14, 2000 (commencement of operations) to April 30, 2000, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

New York, New York
June 8, 2000

LIR Cash Reserves Fund
Tax Information (unaudited)

 We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal period, February 14, 2000 (commencement of operations) to April 30, 2000, as to the federal tax sta-tus of distributions received by shareholders during such fiscal period. Ac-cordingly, we are advising you that all dividends paid by the Fund during the fiscal period were derived from net investment income. These amounts are tax-able as ordinary income, none of which qualifies for the dividend received de-duction available to corporate shareholders.
 Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information re-porting.
 Because the Fund's fiscal period is not the calendar year, another notifica-tion will be sent in respect of calendar year 2000. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2001. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

TRUSTEES
E. Garrett Bewkes, Jr.             Meyer Feldberg
                                   George W. Gowen
Chairman                           Frederic V. Malek
Margo N. Alexander                 Carl W. Schafer
Richard Q. Armstrong               Brian M. Storms
Richard R. Burt
Mary C. Farrell

PRINCIPAL OFFICERS
Margo N. Alexander                 Dennis McCauley
President                          Vice President

Dianne E. O'Donnell                Susan P. Ryan
Vice President                     Vice President
 and Secretary

Paul H. Schubert
Vice President and Treasurer


INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR
Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber Financial Advisor or correspondent firm. Read the prospectus carefully before investing.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS
 .    High Income Fund
 .    Investment Grade Income Fund
 .    Low Duration U.S. Government Income Fund
 .    Strategic Income Fund
 .    U.S. Government Income Fund

TAX-FREE BOND FUNDS
 .    California Tax-Free Income Fund
 .    Municipal High Income Fund
 .    National Tax-Free Income Fund
 .    New York Tax-Free Income Fund

STOCK FUNDS
 .    Enhanced S&P 500 Fund
 .    Enhanced Nasdaq-100 Fund
 .    Financial Services Growth Fund
 .    Growth Fund
 .    Growth and Income Fund
 .    Mid Cap Fund
 .    Small Cap Fund
 .    S&P 500 Index Fund
 .    Strategy Fund
 .    Tax-Managed Equity Fund
 .    Utility Income Fund

ASSET ALLOCATION FUNDS
 .    Balanced Fund
 .    Tactical Allocation Fund

GLOBAL FUNDS
 .    Asia Pacific Growth Fund
 .    Emerging Markets Equity Fund
 .    Global Equity Fund
 .    Global Income Fund

PAINEWEBBER MONEY MARKET FUND

--------------------------------------------------------------------------------

LIR CASH

RESERVES FUND

ANNUAL REPORT

                                  PaineWebber
                        (C)2000 PaineWebber Incorporated
                              All Rights Reserved.
                                   Member SIPC

APRIL 30, 2000